Exhibit 99.1

GM Financial Automobile Leasing Trust 2024-3

4.755% Exchange Note

Class A-1 4.74500% Asset Backed Notes

Class A-2A 4.29% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 4.21% Asset Backed Notes

Class A-4 4.22% Asset Backed Notes

Class B 4.49% Asset Backed Notes

Class C 4.58% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	10/01/25
End of Period:	10/31/25
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	11/18/25
Distribution Date:	11/20/25
Transaction Month:	14

				Original Agg.
2024-3 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	46,461	08/21/2024	10/02/2024	$1,463,411,295

Total	46,461			$1,463,411,295

RECONCILIATION OF 2024-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,042,740,587

{2}	Reduction in Agg. Securitization Value due to payments	{2}	11,500,701
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,724,292
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	35,443,595
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	48,668,588

{7}	End of period Aggregate Securitization Value		{7}	$994,071,999

{8}	Pool Factor		{8}	67.928408%

RECONCILIATION OF 2024-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,390,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$969,329,292

{11}	Exchange Note Principal Payment Amount	{11}	48,668,588

{12}	End of period Exchange Note Balance	{12}	$920,660,704

{13}	Note Pool Factor	{13}	66.234583%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$175,760,000	$229,720,000	$265,000,000	$450,000,000	$71,500,000

{15}	Beginning of period Note Balance	{15}	$0	$109,188,205	$125,957,140	$450,000,000	$71,500,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	22,598,941	26,069,647	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$86,589,264	$99,887,493	$450,000,000	$71,500,000

{21}	Note Pool Factor	{21}	0.000000%	37.693394%	37.693394%	100.0000000%	100.000000%

			Class B	Class C	TOTAL
{22}	Original Note Balance	{22}	$65,120,000	$60,000,000	$1,317,100,000

{23}	Beginning of period Note Balance	{23}	$65,120,000	$60,000,000	$881,765,345

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	48,668,588
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0

{28}	End of period Note Balance	{28}	$65,120,000	$60,000,000	$833,096,757

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	63.252354%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,042,740,587

{31}	Ending Designated Pool Balance	{31}	994,071,999
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	994,071,999

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$48,668,588

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$969,329,292	$0	4.755%	30	30/360	$3,840,968

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2024-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$19,606,849
{37}	Net Liquidation Proceeds collected during period	{37}	41,765,154
{38}	Investment Earnings	{38}	182,884
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(182,884)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	61,372,003

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	868,950
{43}	To the 2024-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,840,968
{44}	To the 2024-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	48,668,588
{45}	To the 2024-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xiv)	{45}	0
{46}	To the 2024-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	7,993,497

{47}	Total Distributions:		{47}	$61,372,003

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,042,740,587
{49}	Ending Agg. Securitization Value	{49}	994,071,999
{50}	Principal Distributable Amount {48} - {49}		{50}	48,668,588

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	48,668,588

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (x) to the Required Pro Forma Note Balance			{53}	48,668,588

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$48,668,588

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	4.74500%	31	Actual/360	$0
{56}	Class A-2A	$109,188,205	0	4.29%	30	30/360	390,348
{57}	Class A-2B	$125,957,140	0	4.65379%	31	Actual/360	504,765
{58}	Class A-3	$450,000,000	0	4.21%	30	30/360	1,578,750
{59}	Class A-4	$71,500,000	0	4.22%	30	30/360	251,442
{60}	Class B	$65,120,000	0	4.49%	30	30/360	243,658
{61}	Class C	$60,000,000	0	4.58%	30	30/360	229,000

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{62}	2024-3 Exchange Note Collections	{62}	$60,503,053
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	182,884
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	12,435
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	60,698,372

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	60,698,372

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	250
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	390,348
{77}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	504,765
{78}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	1,578,750
{79}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	251,442
{80}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81}	Class B Noteholders’ Interest Distributable Amount	{81}	243,658
{82}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83}	Class C Noteholders’ Interest Distributable Amount	{83}	229,000
{84}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85}	Noteholders’ Principal Distributable Amount	{85}	48,668,588
{86}	To the Reserve Account, the Reserve Account Required Amount	{86}	0
{87}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{87}	0
{88}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{88}	0
{89}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	8,831,154

{93}	Total Distributions:		{93}	$60,698,372

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$756,645,345	$994,071,999	$0	$57,972,400	$0
{95}	Class B	821,765,345	994,071,999	0	57,728,742	0
{96}	Class C	881,765,345	994,071,999	0	57,499,742	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{97}	Excess Total Available Funds			{97}	$8,831,154
{98}	Beginning Note Balance	{98}	881,765,345
{99}	Principal payments through Indenture Section 8.3 (a) (i) through (xii)	{99}	48,668,588
{100}	Pro-Forma Note Balance		{100}	833,096,757

{101}	Ending Aggregate Securitization Value	{101}	994,071,999
{102}	11.0% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 10.5% Thereafter ($160,975,242)	{102}	160,975,242
{103}	Required Pro Forma Note Balance {101} - {102}		{103}	833,096,757

{104}	Excess of Pro Forma Balance minus Required Pro Forma Balance {100} - {103}			{104}	0

{105}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{105}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{106}	Ending Aggregate Securitization Value	{106}	$994,071,999
{107}	End of Period Note Balance	{107}	920,660,704
{108}	Overcollateralization	{108}	73,411,295
{109}	Overcollateralization %		{109}	7.38%

	Asset Backed Notes:
{110}	Ending Aggregate Securitization Value	{110}	994,071,999
{111}	End of Period Note Balance	{111}	833,096,757
{112}	Overcollateralization	{112}	160,975,242
{113}	Overcollateralization %		{113}	16.19%

RECONCILIATION OF 2024-3 CASH RESERVE ACCOUNT

{114}	Specified Reserve Balance		{114}	$3,658,528

{115}	Beginning of Period Reserve Account balance		{115}	$3,658,528
{116}	Investment Earnings	{116}	12,435
{117}	From the Indenture Collection Account, the Reserve Account Required Amount	{117}	0
{118}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{118}	0
{119}	Total Reserve balance available:		{119}	3,670,963

{120}	Specified Reserve Balance		{120}	3,658,528

{121}	Release Excess Cash to Indenture Collection Available Funds		{121}	12,435

{122}	End of period Reserve Account balance		{122}	$3,658,528

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{123}	Receivables with Scheduled Payment delinquent 61 days or more	{123}	$2,262,212	0.23%

{124}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{124}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	November 17, 2025

GM Financial

GMALT 2024-3

Supplemental Monthly Data

October 31, 2025

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,042,740,587	$888,463,848
Change	(48,668,588)	(34,512,576)
End of Period	$994,071,999	$853,951,272

Residual Value as % of Agg. Securitization Value		85.90%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	35,806	986,790,172	99.27%
31 - 60 days	152	5,019,615	0.50%
61 - 90 days	55	1,667,574	0.17%
91 - 120 days	19	594,638	0.06%
Total	36,032	994,071,999	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	690	18,683,888	6,093	181,644,738
Standard terminations	211	4,615,498	1,103	24,128,905
Total retained by lessee	901	23,299,386	7,196	205,773,643
Returned Vehicles
Early terminations	327	8,724,573	1,546	39,247,788
Standard terminations	138	3,419,637	891	21,706,485
Total returned to dealer	465	12,144,210	2,437	60,954,273
Charged off leases / Repossessed vehicles	56	1,724,292	796	24,060,283
Repurchases	0	0	0	0
Other	0	0	0	0
Total terminations	1,422	37,167,888	10,429	290,788,199

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	60	1,083,959	0.10%

Deferments	14	620,337	0.06%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,724,292	24,060,283
less: Sales proceeds	2,130,999	23,795,722
less: Excess wear and excess mileage received	1,546	2,276
less: Other amounts received	0	0
Net Credit (Gain) Loss	(408,253)	262,285

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	12,074,500	60,719,211
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	13,076,072	67,563,363
less: Excess wear and excess mileage received	45,575	233,288
less: Other recovery amounts	0	0
Residual (Gain) Loss	(1,047,147)	(7,077,440)

	Current Period	Prev. Month
Prepay Speed	1.4081%	1.1317%

Return Rate based on Scheduled to Terminate(2)	76.6063%	49.6599%

Return Rate based on Terminated Leases(3)	32.7004%	24.3333%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.